COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Subject To Possible Redemption Abstract
Summary of common stock subject to possible redemption
The following is a reconciliation of the Company’s common stock subject to possible redemption as of September 30, 2024:

Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634

Balance, December 31, 2023	$36,426,253
Less: Redemption of common stock in connection with Trust extension	(17,045,763)
Plus: Accretion on common stock subject to possible redemption	1,288,019

Balance, September 30, 2024	$20,668,509

The following is a reconciliation of the Company’s common stock subject to possible redemption as of December 31, 2023:

Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634

Balance, December 31, 2023	$36,426,253